Subsequent events - Additional Information (Detail) - Subsequent event [Member] - Macquarie Management Holdings Inc [Member] ¥ in Billions, $ in Billions	Dec. 01, 2025 USD ($)	Dec. 01, 2025 JPY (¥)
Subsequent Event [Line Items]
Percentage of outstanding shares acquired in the acquired companies	100.00%	100.00%
Cash consideration for acquired outstanding shares	$ 1.8	¥ 281.4